MINERAL RIGHTS	12 Months Ended
Dec. 31, 2021
Mineral Rights
MINERAL RIGHTS

11. MINERAL RIGHTS

	Platosa (Mexico)	Beschefer (Canada)	Silver City (Germany) (1)	Kilgore (Idaho) (2)	Oakley (Idaho) (3)	Total
	$	$	$	$	$	$
At January 1, 2020
Cost	3,785	1,428	245	-	-	5,458
Accumulated amortization	(2,782)	-	-	-	-	(2,782)
	1,003	1,428	245	-	-	2,676

Year ended December 31, 2020
Opening net book value	1,003	1,428	245	-	-	2,676
Additions	-	-	317	13,756	5,364	19,437
Disposals	-	(1,348)	-	-	-	(1,348)
Depletion and amortization	(178)	-	-	-	-	(178)
Exchange differences	(21)	(80)	25	-	-	(76)
Closing net book value	804	-	587	13,756	5,364	20,511

At December 31, 2020
Cost	3,721	-	587	13,756	5,364	23,428
Accumulated amortization	(2,917)	-	-	-	-	(2,917)
	804	-	587	13,756	5,364	20,511

Year ended December 31, 2021
Opening net book value	804	-	587	13,756	5,364	20,511
Additions	-	-	459	-	-	459
Payments received under earn-in agreement	-	-	-	-	(75)	(75)
Depletion and amortization	(219)	-	-	-	-	(219)
Impairment (4)	(385)	-	-	-	-	(385)
Exchange differences	(7)	-	(11)	-	-	(18)
Closing net book value	193	-	1,035	13,756	5,289	20,273

At December 31, 2021
Cost	3,665	-	1,035	13,756	5,289	23,745
Accumulated amortization	(3,472)	-	-	-	-	(3,472)
	193	-	1,035	13,756	5,289	20,273

(1)	On September 24, 2019 the Company signed an option agreement (the “Globex Agreement”) with Globex Mining Enterprises Inc. (“Globex”) to acquire a 100% interest in the Bräunsdorf exploration license for the Silver City Project in Saxony, Germany, pursuant to which the Company agreed to pay total aggregate consideration of C$500 in cash and issue common shares valued at C$1,600 over a period of three years. Upon completion of the payments and common share issuances the Company will grant Globex a gross metals royalty of 3% for precious metals and 2.5% for other metals, both of which may be reduced by 1% upon a payment of $1,500. Additional one-time payments of C$300 and C$700 will be made by the Company following any future announcement of a maiden resource on the property and upon achievement of commercial production from the project, respectively. The Company has made the following earn-in payments to date:

Option payment date	Number of shares issued	Contractual value of shares issued	Cash payment made	Total – addition to mineral rights
September 24, 2019	45,367	C$225	C$100	$245
September 21, 2020	65,657	C$325	C$100	$317
September 22, 2021	232,240	C$425	C$100	$384

Excellon Resources Inc.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2021 and 2020

(in thousands of U.S. dollars, except share and per share data)

The Company has the option to issue shares to the value of C$625 and a cash payment of C$200 to complete the acquisition of the Bräunsdorf exploration license before September 23, 2022.

In March 2021, the Frauenstein, Mohorn and Oederan exploration licenses were granted to the Company following applications to the Sächsisches Oberbergamt (Saxon Mining Authority), increasing the Silver City ground position by 17,600 hectares.

(2)	On April 22, 2020, the Company acquired the Kilgore Gold Project as part of the Otis acquisition.

(3)	On April 22, 2020, the Company acquired 100% ownership of the Oakley Project in Cassia County, Idaho as part of the Otis acquisition.

On February 26, 2020, Otis entered into a definitive option agreement with Centerra Gold Inc. (“Centerra”) whereby Centerra can earn up to a 70% interest in the Oakley Project in exchange for total exploration expenditures of $7,000 and cash payments to the Company of $550 over a six-year period. Excellon was Project Manager and earned 10% of the approved exploration expenditures for technical oversight and project management until November 30, 2021. Centerra now manages the Oakley Project directly.

In Q1 2021, the Company received a payment of $75 from Centerra under the earn-in agreement. In accordance with the Company’s farm-out accounting policy this amount was credited to the Oakley Project.

In Q1 2022, the Company received a payment of $100 from Centerra under the earn-in agreement.

(4)	Refer to Note 11 – mineral rights related to the Platosa Mine were included in the Platosa CGU tested for impairment at December 31, 2021. An impairment of $385 was recorded.